Inventories	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories
13.	INVENTORIES

	As of December 31,
	2021	2020
	US$’000	US$’000
Raw materials and supplies	23,928	23,490
Work in progress	24,791	17,992
Finished goods	80,078	54,889
Total inventories at the lower of cost and net realizable value	128,797	96,371

Inventories recognized as an expense during the year ended December 31, 2021, 2020 and 2019 amounted to $441,371, $279,728 and $313,695 respectively.

For the year ended December 31, 2021, our Company recognized allowance for inventory of $14,136 as an expense in cost of sales for inventories carried at net realizable value. For the year ended December 31, 2020 and 2019, the amount of $240 and $322 were credited to cost of sales when the circumstances, such as copper price fluctuation, that caused the net realizable value of inventory to be lower than its cost no longer existed.